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APPENDIX 1                                  UNITED STATES                            OMB APPROVAL
                                  SECURITIES AND EXCHANGE COMMISSION      -----------------------------------
                                        Washington, D.C. 20549            OMB Number:              3235-0456
                                                                          Expires:            August 31,2000
                                                                          Estimated   average  burden  hours
                                                                          per response . . . . . . . . . . 1
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                                              FORM 24F-2
                                   Annual Notice of Securities Sold
                                        Pursuant to Rule 24f-2

                         READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

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1.         Name and address of issuer:

           Separate Account VUL of The American Franklin Life Insurance Company, #1 Franklin Square, Springfield, IL 62713


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2.         The name of each series or class of securities for which this Form is filed
           (if the Form is being filed for all series and classes of securities of the
           issuer, check the box but do not list series or classes):    /X/



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3.         Investment Company Act File Number:  811-5794

           Securities Act File Number:  33-27772

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4(a).      Last day of fiscal year for which this Form is filed:

           December 31, 1999

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4(b). / /  Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year).  (See Instruction A.2)


NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE
      DUE.
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4(c). / /  Check box if this is the last time the issuer will be filing this
           Form.



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SEC 2393(9-97)


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5.         Calculation of registration fee:

           (i)      Aggregate sale price of securities sold
                    during the fiscal year pursuant to section                             $1,457,364
                    24(f):                                                                  ---------

           (ii)     Aggregate price of securities redeemed or                     $3,167,857
                    repurchased during the fiscal year:                            ---------

           (iii)    Aggregate price of securities redeemed or
                    repurchased during any prior fiscal year
                    ending no earlier than October 11, 1995
                    that were not previously used to reduce
                    registration fees payable to the                              $    0
                    Commission:                                                    ---------

           (iv)     Total available redemption credits [add                                $3,167,857
                    Items 5(ii) and 5(iii)]:                                                ---------

           (v)      Net sales - if Item 5(i) is greater than Item                          $    0
                    5(iv) [subtract Item 5(iv) from Item 5(i)]:                             ---------

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           (vi)     Redemption credits available for use in                       $(1,710,493)
                    future years -- if Item 5(i) is less than Item 5(iv)           -----------
                    [subtract Item 5(iv) from Item 5(i)]:
      ---------------------------------------------------------------------------------------------

           (vii)    Multiplier for determining registration fee
                  (See Instruction C.9):                                                   x.000264
                                                                                             ------
           (viii)   Registration fee due [multiply Item 5(v) by
                    Item 5(vii)] (enter "0" if no fee is due):                             =$    0
                                                                                             ---------

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6.         Prepaid Shares

           If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:_0_ . If there is a number of shares or other units that were registered pursuant to rule
           24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_0_.
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7.         Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

                                                                                           +$    0
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8.         Total of the amount of the registration fee due plus any interest due [line
           5(viii) plus line 7]:


                                                                                           =$    0
                                                                                             --------
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9.         Date the registration fee and any interest payment was sent to the
           Commission's lockbox depository:

                  Method of Delivery:

                        / /    Wire Transfer
                        / /    Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/Elizabeth E. Arthur
                            ----------------------
                            Elizabeth E. Arthur
                            Assistant Secretary
                            The American Franklin Life Insurance Company

Date:  March 23, 2000.

  *Please print the name and title of the signing officer below the signature.